Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share Option Scheme
Share-based Compensation
Schedule of share option activity and related information

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	share	exercise price in	contractual life	intrinsic value
	options	US$ per share	(years)	(in US$’000)
Outstanding at January 1, 2023	39,521,395	4.34	6.55	11,525
Granted	1,221,900	2.50
Exercised	(6,480,930)	2.30
Cancelled	(2,832,340)	4.61
Expired	(1,893,370)	5.55
Outstanding at December 31, 2023	29,536,655	4.57	6.67	9,924
Granted (note)	1,359,561	3.63
Exercised	(103,450)	2.20
Cancelled	(661,800)	4.63
Expired	(826,925)	5.41
Outstanding at June 30, 2024	29,304,041	4.50	6.30	7,910
Vested and exercisable at December 31, 2023	18,198,170	5.10	5.91	1,753
Vested and exercisable at June 30, 2024	21,511,195	4.93	5.61	2,728

Note: This was granted to an executive director in March 2024 where the number of share options exercisable is subject to certain performance targets based on a market condition covering the 3-year period from 2023 to 2025 which has been reflected in estimating the grant date fair value. The grant date fair value of such award is US$1.29 per share using the Monte Carlo simulation model. Vesting of such award will occur in March 2026 if the performance targets are met.

Schedule of assumptions used in estimating the fair value of share options granted

	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Weighted average grant date fair value of share options (in US$ per share)	1.29	1.14
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	3.63	2.50
Share price at effective date of grant (in US$ per share)	3.63	2.50
Expected volatility (note (a))	54.3%	53.3%
Risk-free interest rate (note (b))	4.15%	3.69%
Contractual life of share options (in years)	10	10
Expected dividend yield (note (c))	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)	The risk-free interest rates reference the US Treasury yield curves.
(c)

The Company has not declared or paid any dividends and does not currently expect to do so prior to the exercise of the granted share options, and therefore uses an expected dividend yield of zero in the valuation models.

Schedule of share option exercises

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
Cash received from share option exercises	228	1,058
Total intrinsic value of share option exercises	161	1,898

Schedule of share-based compensation expenses

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
Research and development expenses	801	1,664
Selling and administrative expenses	597	1,522
Cost of revenue	34	53
	1,432	3,239

LTIP
Share-based Compensation
Schedule of granted awards

	Maximum cash
	amount	Covered	Performance target
Grant date	(in US$ millions)	financial years	determination date
June 5, 2023	54.9	2023	note (a)
March 13, 2024	0.7	note (b)	note (b)

Notes:

(a)

The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs two business days after the announcement of the Group’s annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.

(b)	This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.

Schedule of treasury shares (in ordinary shares equivalent) held by the Trustee

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2023	19,601,375	76,064
Purchased	2,725,515	9,071
Vested	(4,714,205)	(18,148)
As at December 31, 2023	17,612,685	66,987
Purchased	10,259,133	36,064
Vested	(10,952,145)	(41,371)
As at June 30, 2024	16,919,673	61,680

Schedule of share-based compensation expenses

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
Research and development expenses	6,398	5,700
Selling and administrative expenses	3,203	4,614
Cost of revenue	279	237
	9,880	10,551
Recorded with a corresponding credit to:
Liability	2,844	1,303
Additional paid-in capital	7,036	9,248
	9,880	10,551